Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax	$ 218.0	$ 141.3	$ 98.2
Cash flow hedges
Fair value (loss)/gain arising on hedging instruments during the year	(29.7)	1.2	2.7
Deferred tax on hedging instruments	7.9	(0.3)	(0.5)
Currency translation adjustments	(3.3)	1.8	0.0
Items that will not be recycled to profit or loss:
Change in fair value of financial liabilities designated at FVTPL due to own credit risk	(15.9)	(6.4)	(4.0)
Deferred tax on change in fair value of financial liabilities designated at FVTPL due to own credit risk	4.0	1.7	1.2
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	3.4	0.0	(0.6)
Deferred tax on revaluation of investments	(0.9)	(0.3)	0.3
Other comprehensive loss, net of tax	(34.5)	(2.3)	(0.9)
Total comprehensive income	183.5	139.0	97.3
Attributable to:
Ordinary shareholders of the Company	170.2	125.7	90.7
Other equity holders	$ 13.3	$ 13.3	$ 6.6